Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Non-current assets:
Property, plant and equipment	¥ 1,968,209	¥ 1,989,777
Goodwill	5,324,430	5,410,067
Intangible assets	3,631,560	4,274,682
Investments accounted for using the equity method	10,802	89,831
Other financial assets	351,124	340,777
Other non-current assets	70,282	51,214
Deferred tax assets	370,745	393,865
Total non-current assets	11,727,152	12,550,212
Current assets:
Inventories	1,217,349	1,209,869
Trade and other receivables	709,465	668,403
Other financial assets	20,476	15,089
Income taxes receivable	15,789	29,207
Other current assets	159,603	168,875
Cash and cash equivalents	385,113	457,800
Assets held for sale	13,397	9,337
Total current assets	2,521,192	2,558,580
Total assets	14,248,344	15,108,792
Non-current liabilities:
Bonds and loans	3,966,326	4,476,501
Other financial liabilities	550,900	687,833
Net defined benefit liabilities	135,429	143,882
Income taxes payable	317	4,381
Provisions	35,177	14,373
Other non-current liabilities	82,542	80,938
Deferred tax liabilities	35,153	113,777
Total non-current liabilities	4,805,844	5,521,684
Current liabilities:
Bonds and loans	548,939	367,251
Trade and other payables	475,541	547,521
Other financial liabilities	219,120	143,421
Income taxes payable	133,497	109,906
Provisions	533,140	524,420
Other current liabilities	596,283	619,174
Liabilities held for sale	0	1,410
Total current liabilities	2,506,521	2,313,103
Total liabilities	7,312,365	7,834,788
Equity:
Share capital	1,694,685	1,676,596
Share premium	1,775,713	1,747,414
Treasury shares	(74,815)	(51,259)
Retained earnings	1,187,586	1,391,203
Other components of equity	2,351,915	2,509,310
Equity attributable to owners of the Company	6,935,084	7,273,264
Non-controlling interests	895	741
Total equity	6,935,979	7,274,005
Total liabilities and equity	¥ 14,248,344	¥ 15,108,792